RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES - Schedule of weighted average remaining lease terms (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
RIGHT-OF-USE ASSETS AND OPERATING LIABILITIES
Weighted average remaining lease term (years)	4 years	4 years
Weighted average discount rate	6.12%	6.12%
Cash payment for operating leases	$ 1,833,000	¥ 12,761,000
Total operating lease expenses	$ 6,519,000	¥ 45,384,000	¥ 16,997,000	¥ 23,401,000